AMERICAN INDEPENDENCE FUNDS TRUST II

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

December 23, 2013	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust II (the “Registrant” or “Trust”)
Filing pursuant to Rule 497(j)
SEC File Numbers: 811-22878; 333-190593

Mr. Grzeskiewicz:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectuses and Statements of Additional Information, dated December 19, 2013, for the American Independence Funds Trust II, on behalf of the American Independence MAR Tactical Conservative Fund, American Independence MAR Tactical Moderate Growth Fund, American Independence MAR Tactical Growth Fund, American Independence MAR Tactical Aggressive Growth Fund and American Independence Laffer Dividend Growth Fund, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on December 18, 2013 (accession number 0001581466-13-000015).

If you have any questions related to this filing please do not hesitate to the undersigned at (646) 747-3477 should you have any questions regarding this filing.

Sincerely,

/s/ Eric M. Rubin

Eric M. Rubin

President, American Independence Funds Trust II